Customer Deposits	12 Months Ended
Dec. 31, 2013
Deposit Liabilities Disclosures [Abstract]
Customer Deposits

NOTE 9

Customer Deposits

As of December 31, customer deposits were categorized as interest-bearing or non-interest-bearing as follows:

(Millions)	2013	2012
U.S.:
Interest-bearing	$40,831	$39,649
Non-interest-bearing (includes Card
Member credit balances of:
2013, $340 million; 2012, nil)(a)	360	10
Non-U.S.:
Interest-bearing	121	135
Non-interest-bearing (includes Card
Member credit balances of:
2013, $437 million; 2012, nil)(a)	451	9
Total customer deposits	$41,763	$39,803

  Beginning the first quarter of 2013, the Company reclassified prospectively its Card Member credit balances from Card Member loans, Card Member receivables and other liabilities to customer deposits.

Customer deposits by deposit type as of December 31 were as follows:

(Millions)	2013	2012
U.S. retail deposits:
Savings accounts ― Direct	$24,550	$18,713
Certificates of deposit:
Direct	489	725
Third-party	6,929	8,851
Sweep accounts ―Third-party	8,863	11,360
Other retail deposits:
Non-U.S. deposits and U.S. non-
interest bearing deposits	155	154
Card Member credit balances ― U.S.
and non-U.S.	777	―
Total customer deposits	$41,763	$39,803

The scheduled maturities of certificates of deposit as of December 31, 2013 were as follows:

(Millions)	U.S.	Non-U.S.	Total
2014	$2,735	$3	$2,738
2015	1,223	―	1,223
2016	1,658	―	1,658
2017	571	―	571
2018	1,040	―	1,040
After 5 years	191	―	191
Total	$7,418	$3	$7,421

As of December 31, certificates of deposit in denominations of $100,000 or more were as follows:

(Millions)	2013	2012
U.S.	$324	$475
Non-U.S.	2	1
Total	$326	$476